Benefit Plans - Schedule of Net Benefit Costs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Amortization of net actuarial loss	$ 43	$ 100	$ 40
Benefit Equalization Plan ("BEP") [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Interest cost	154	143	162
Amortization of net actuarial loss	37	50	10
Net periodic benefit expense	191	193	172
Discount rate	5.00%	4.25%	5.75%
Postretirement Welfare Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	54	62	23
Interest cost	45	40	34
Amortization of unrecognized past service liability			3
Amortization of net actuarial loss		4	(12)
Net periodic benefit expense	99	106	48
Discount rate	5.00%	4.25%	5.75%
Salary increase rate	3.25%	3.25%	3.25%
Directors' Consultation and Retirement Plan ("DCRP") [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	147	168	131
Interest cost	136	125	146
Amortization of unrecognized past service liability	46	48	61
Amortization of net actuarial loss	(39)		(23)
Net periodic benefit expense	$ 290	$ 341	$ 315
Discount rate	5.00%	4.25%	5.75%
Salary increase rate	3.25%	3.25%	3.25%